DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--56
                           (A UNIT INVESTMENT TRUST)
                           - CALIFORNIA, FLORIDA, NEW JERSEY, NEW YORK AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated May 26, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF FEBRUARY 29, 2000, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Insured Portfolio--
  Risk/Return Summary................    3
Florida Insured Portfolio--
  Risk/Return Summary................    6
New Jersey Insured Portfolio--
  Risk/Return Summary................    9
New York Insured Portfolio--
  Risk/Return Summary................   12
Pennsylvania Insured Portfolio--
  Risk/Return Summary................   15
What You Can Expect From Your
  Investment.........................   20
  Monthly Income.....................   20
  Return Figures.....................   20
  Records and Reports................   20
The Risks You Face...................   21
  Interest Rate Risk.................   21
  Call Risk..........................   21
  Reduced Diversification Risk.......   21
  Liquidity Risk.....................   21
  Concentration Risk.................   21
  State Concentration Risk...........   23
  Bond Quality Risk..................   25
  Insurance Related Risk.............   26
  Litigation and Legislation Risks...   26
Selling or Exchanging Units..........   26
  Sponsors' Secondary Market.........   26
  Selling Units to the Trustee.......   26
  Exchange Option....................   27
How The Fund Works...................   27
  Pricing............................   27
  Evaluations........................   27
  Income.............................   28
  Expenses...........................   28
  Portfolio Changes..................   28
  Fund Termination...................   29
  Certificates.......................   29
  Trust Indenture....................   29
  Legal Opinion......................   30
  Auditors...........................   30
  Sponsors...........................   30
  Trustee............................   31
  Underwriters' and Sponsors'
    Profits..........................   31
  Public Distribution................   31
  Code of Ethics.....................   31
  Year 2000 Issues...................   31
Taxes................................   32
Supplemental Information.............   34
Financial Statements.................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,940,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Lease Rental                      51%
  / / Refunded Bonds                    12%
  / / Special Tax                       9%
  / / Municipal Electric Utilities      28%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  - Because the Fund is concentrated in lease rental and municipal electric utility bonds, adverse developments in these sectors may affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO CALIFORNIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.65
     Annual Income per unit:                        $55.84
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.23
     Evaluator's Fee
                                                    $0.48
     Other Operating Expenses
                                                    -----
                                                    $1.89
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.25%     5.45%     5.72%     4.66%     6.64%     6.31%
 Average                 -1.28      4.42      5.52      0.59      5.47      6.11
 Low                     -4.59      2.52      5.32     -1.89      3.28      5.91

 -----------------------------------------------------------

 Average
 Sales fee               1.93%     5.23%     5.83%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT           $1,007.73
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     California state and local personal
     income taxes if you live in California.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,635,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           19%
  / / Hospitals/Health Care             30%
  / / Municipal Water/Sewer
  Utilities                             33%
  / / Refunded Bonds                    7%
  / / Municipal Electric Utilities      11%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care and municipal
     water/sewer utility bonds, adverse
     developments in these sectors may affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF FLORIDA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO FLORIDA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.48
     Annual Income per unit:                        $53.83
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.28
     Evaluator's Fee
                                                    $0.52
     Other Operating Expenses
                                                    -----
                                                    $1.98
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR FLORIDA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Florida Series were offered between after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.50%     5.10%     6.05%     4.62%     6.27%     6.54%
 Average                 -1.38      4.41      5.67      0.54      5.48      6.24
 Low                     -8.28      2.71      5.28     -5.50      3.57      5.87

 -----------------------------------------------------------

 Average
 Sales fee               1.99%     5.34%     5.60%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                $976.19
     (as of February 29, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day.
     Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,990,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           16%
  / / Hospitals/Health Care             11%
  / / Industrial Development
      Revenue                           16%
  / / Municipal Water/Sewer
      Utilities                         25%
  / / Refunded Bonds                    32%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     municipal water/sewer utility bonds,
     adverse developments in this sector may
     affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW JERSEY SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW
     JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER
     STATE CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.22
     Annual Income per unit:                        $50.73
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.24
     Evaluator's Fee
                                                    $0.49
     Other Operating Expenses
                                                    -----
                                                    $1.91
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     3.00%      5.11%      4.09%      6.28%
 Average                  -1.29      4.31       0.58       5.40
 Low                      -5.59      2.67       -2.87      3.45


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $957.02
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $3,200,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           1%
  / / Hospitals/Health Care             16%
  / / Lease Rental                      16%
  / / Municipal Water/Sewer
      Utilities                         47%
  / / Refunded Bonds                    9%
  / / Transit Authority                 11%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     municipal water/sewer utility bonds,
     adverse developments in this sector may
     affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.48
     Annual Income per unit:                        $53.84
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.22
     Evaluator's Fee
                                                    $0.49
     Other Operating Expenses
                                                    -----
                                                    $1.89
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    6.07%     5.45%     6.45%     6.62%     6.63%     7.04%
 Average                 -1.33      4.16      5.99      0.54      5.18      6.58
 Low                     -7.77      2.58      5.63     -5.23      3.54      6.22

 -----------------------------------------------------------

 Average
 Sales fee               1.94%     5.07%     5.78%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $977.92
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New
     York state and local personal income
     taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,890,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care             51%
  / / Industrial Development
      Revenue                           16%
  / / Miscellaneous                     1%
  / / Refunded Bonds                    15%
  / / Universities/Colleges             17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF PENNSYLVANIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO
     PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED
     UNDER STATE CONCENTRATION RISKS LATER IN
     THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.45
     Annual Income per unit:                        $53.47
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.25
     Evaluator's Fee
                                                    $0.74
     Other Operating Expenses
                                                    -----
                                                    $2.17
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Pennsylvania
     Series were offered after 1987 and were
     outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    3.53%     5.12%     5.74%     4.17%     6.30%     6.33%
 Average                 -1.92      4.29      5.53     -0.05      5.35      6.12
 Low                     -9.69      2.58      5.38     -6.80      3.48      5.97

 -----------------------------------------------------------

 Average
 Sales fee               1.95%     5.26%     5.82%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $971.89
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,050     20.10       3.75       4.38       5.01       5.63       6.26       6.88       7.51
  $ 26,251- 63,550      $ 43,851-105,950     34.70       4.59       5.36       6.13       6.89       7.66       8.42       9.19
  $ 63,551-132,600      $105,951-161,450     37.42       4.79       5.59       6.39       7.19       7.99       8.79       9.59
  $132,601-288,350      $161,451-288,350     41.95       5.17       6.03       6.89       7.75       8.61       9.47      10.34
OVER $288,350           OVER $288,350        45.22       5.48       6.39       7.30       8.21       9.13      10.04      10.95

  $      0- 26,250       8.14       8.76       9.39      10.01
  $ 26,251- 63,550       9.95      10.72      11.48      12.25
  $ 63,551-132,600      10.39      11.19      11.98      12.78
  $132,601-288,350      11.20      12.06      12.92      13.78
OVER $288,350           11.87      12.78      13.69      14.60

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
  $ 26,251- 63,550      $ 43,851-105,950     28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
  $ 63,551-132,600      $105,951-161,450     31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
  $132,601-288,350      $161,451-288,350     36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
OVER $288,350           OVER $288,350        39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93

  $      0- 26,250       7.65       8.24
  $ 26,251- 63,550       9.03       9.72
  $ 63,551-132,600       9.42      10.14
  $132,601-288,350      10.16      10.94
OVER $288,350           10.76      11.59

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN        7.%        7.5%       8.%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     16.49       4.79       5.39       5.99       6.59       7.18       7.78       8.38
  $ 26,251- 63,550      $ 43,851-105,950     31.98       5.88       6.62       7.35       8.09       8.82       9.56      10.29
  $ 63,551-132,600      $105,951-161,450     35.40       6.19       6.97       7.74       8.51       9.29      10.06      10.84
  $132,601-288,350      $161,451-288,350     40.08       6.68       7.51       8.34       9.18      10.01      10.85      11.68
OVER $288,350           OVER $288,350        43.45       7.07       7.96       8.84       9.73      10.61      11.49      12.38

  $      0- 26,250       8.98       9.58
  $ 26,251- 63,550      11.03      11.76
  $ 63,551-132,600      11.61      12.38
  $132,601-288,350      12.52      13.35
OVER $288,350           13.26      14.15

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $      0- 26,250                           23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
$132,601-288,350        $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

                         9.86      10.52
  $      0- 26,250       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
$132,601-288,350        13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     17.38       3.63       4.24       4.84       5.45       6.05       6.66       7.26
  $ 26,251- 63,550      $ 43,851-109,950     30.02       4.29       5.00       5.72       6.43       7.14       7.86       8.57
  $ 63,551-132,600      $105,951-161,450     32.93       4.47       5.22       5.96       6.71       7.46       8.20       8.95
  $132,601-288,350      $161,451-288,350     37.79       4.82       5.63       6.43       7.23       8.04       8.84       9.65
OVER $288,350           OVER $288,350        41.29       5.11       5.96       6.81       7.66       8.52       9.37      10.22

  $      0- 26,250       7.87       8.47       9.08       9.68
  $ 26,251- 63,550       9.29      10.00      10.72      11.43
  $ 63,551-132,600       9.69      10.44      11.18      11.93
  $132,601-288,350      10.45      11.25      12.06      12.86
OVER $288,350           11.07      11.92      12.77      13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Florida and Pennsylvania Portfolios' concentrations in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the California Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the New Jersey Portfolio's concentration in refunded bonds. Refunded bonds are typically:
  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Here is what you should know about the Florida, New Jersey and New York Portfolios' concentrations in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
  - increases in operating and construction costs; and
  - unpredicability of future usage requirements.

Here is what you should know about the California Portfolio's concentration in municipal electric utility revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
  - increases in operating and construction costs;
  - the costs and availability of fuel;
  - unpredicability of future usage requirements; and
  - the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.

  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and

  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of nearly $2 billion are projected for the 2001, 2002, and 2003 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003.

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

  - agriculture and related industries are still an important part of the Commonwealth's economy.

  - recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have led to increased spending.

  - in recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA') which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1999, approximately $1.0 billion in PICA Special Revenue Bonds were outstanding.

  - Pennsylvania's general obligation bonds are currently rated Aa3 by Moody's and AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa2 by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the

Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds.

In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as at least 90% of the Florida Trust is invested exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (CALIFORNIA, FLORIDA, NEW JERSEY, NEW YORK
AND PENNSYLVANIA TRUSTS)

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 56 (California, Florida, New Jersey, New York and Pennsylvania Trusts):

We have audited the accompanying statements of condition of Defined Asset Funds
- Municipal Investment Trust Fund, Multistate Series - 56 (California, Florida, New Jersey, New York and Pennsylvania Trusts), including the portfolios, as of February 29, 2000 and the related statements of operations and of changes in net assets for the years ended February 29, 2000 and February 28, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 29, 2000, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 56 (California, Florida, New Jersey, New York and Pennsylvania Trusts) at February 29, 2000 and the results of their operations and changes in their net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
May 5, 2000

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (CALIFORNIA TRUST)

STATEMENT OF CONDITION
AS OF FEBRUARY 29, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,868,788)(Note 1)......................                  $2,905,264
  Accrued interest receivable......................                      50,649
                                                                   -------------

              Total trust property.................                   2,955,913

LESS LIABILITIES:
  Advance from Trustee.............................   $    4,709
  Accrued expenses.................................        2,630          7,339
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,960 units of fractional undivided
    interest outstanding (Note 3)..................    2,910,825
  Undistributed net investment income..............       37,749
                                                    -------------
                                                                      $2,948,574
                                                                   =============
UNIT VALUE ($2,948,574/2,960 units)................                     $996.14
                                                                   =============

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (CALIFORNIA TRUST)

STATEMENTS OF OPERATIONS
 Year Ended

                                             February 29, Years Ended February 28,
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $182,977     $196,458     $209,907
  Trustee's fees and expenses...............      (4,417)      (3,888)      (5,731)
  Sponsors' fees............................      (1,254)      (1,249)      (1,322)
                                             -----------------------------------------
  Net investment income.....................     177,306      191,321      202,854
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      15,963       24,290        8,192
  Unrealized appreciation (depreciation)
    of investments..........................    (254,636)       3,295      195,935
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................    (238,673)      27,585      204,127
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(61,367)    $218,906     $406,981
                                             =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (CALIFORNIA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended

                                               February 29, Years Ended February 28,
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  177,306   $  191,321   $  202,854
  Realized gain on securities sold
    or redeemed...............................      15,963       24,290        8,192
  Unrealized appreciation (depreciation)
    of investments............................    (254,636)       3,295      195,935
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     (61,367)     218,906      406,981
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (177,304)    (191,651)    (203,569)
  Principal...................................      (3,236)     (11,503)     (10,042)
                                               -----------------------------------------
  Total distributions.........................    (180,540)    (203,154)    (213,611)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  253, 286 and 201 units, respectively........    (251,660)    (311,628)    (209,079)
                                               -----------------------------------------
NET DECREASE IN NET ASSETS....................    (493,567)    (295,876)     (15,709)

NET ASSETS AT BEGINNING OF YEAR...............   3,442,141    3,738,017    3,753,726
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $2,948,574   $3,442,141   $3,738,017
                                               =========================================
PER UNIT:
  Income distributions during year............      $55.93       $56.30       $56.50
                                               =========================================
  Principal distributions during year.........       $1.05        $3.58        $2.87
                                               =========================================
  Net asset value at end of year..............     $996.14    $1,071.32    $1,068.31
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,960        3,213        3,499
                                               =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (CALIFORNIA TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,960 units at Date of Deposit..............    $3,034,602
      Less sales charge...................................       136,575
                                                           --------------
      Net amount applicable to Holders....................     2,898,027
      Redemptions of units - net cost of 1,040 units
        redeemed less redemption amounts..................        (4,118)
      Realized gain on securities sold or redeemed........         5,221
      Principal distributions.............................       (24,781)
      Net unrealized appreciation of investments..........        36,476
                                                           --------------

      Net capital applicable to Holders...................    $2,910,825
                                                           ==============

  4.  INCOME TAXES

      As of February 29, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $36,476, of which $37,505 related to appreciated securities and $1,029 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,868,788 at February 29, 2000.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF FEBRUARY 29, 2000

                                        Rating                                          Optional
    Portfolio No. and Title of             of            Face                           Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3)   Provisions(3)          Cost      Value(2)
            -------------               ---------        ------  ------ -------------   -------------          ----      --------
 1 Department of Corrections               AAA       $  600,000   5.375%   2019         12/01/03         $  554,796    $  565,482
   (California State Prison, Fresno                                                     @ 102.000
   Cnty., Coalinga), Lease Rev. Bonds,
   Ser. 1993 B (MBIA Ins.)

 2 California Statewide Community          AAA           40,000   5.625    2023(5)      03/01/05             37,430        41,633
   Development Authority, Certificates                                                  @ 100.000
   of Participation (San Diego State
   University Foundation), Ser. 1993
   (Conne Lee Ins.)

 3 Los Angeles Convention Ctr. and         AAA          300,000   5.125    2021         08/15/03            268,578       267,549
   Exhibition Ctr. Auth., CA, Lease                                                     @ 102.000
   Rev. Bonds, 1993 Rfdg. Ser. A
   (MBIA Ins.)

 4 Department of Water and Power of        AAA          515,000   5.875    2030         09/01/03            505,493       511,024
   the City of Los Angeles,                                                             @ 102.000
   California, Electric Plant
   Refunding Revenue Bonds, Issue of
   1993 (MBIA Ins.)

 5 M-S-R Public Power Agency,              AAA          300,000   6.000    2020         07/01/03            301,188       301,875
   California, (San Juan Proj.)                                                         @ 102.000
   Refunding Revenue Bonds, Ser. F
   (AMBAC Ins.)

 6 Monterey County, CA, Certificates       AAA          305,000   6.100    2027(5)      08/01/01            306,053       318,600
   of Participation (1994 Natividad                                                     @ 102.000
   Medical Center Improvement
   Project), Ser. B (MBIA Ins.)

 7 San Bernardino County, CA,              AAA          600,000   6.000    2018         11/01/02            602,286       605,526
   Certificates of Participation (1992                                                  @ 102.000
   West Valley Detention Center
   Refinancing Project), (MBIA Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF FEBRUARY 29, 2000

                                        Rating                                          Optional
    Portfolio No. and Title of             of            Face                           Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3)   Provisions(3)          Cost      Value(2)
            -------------               ---------        ------  ------ -------------   -------------          ----      --------
8  Walnut Pub. Fin. Auth., Los Angeles     AAA       $  280,000   6.500%   2022         09/01/02         $  292,964    $  293,575
   Cnty., CA, 1992 Tax Allocation Rev.                                                  @ 102.000
   Bonds (Walnut Imp. Proj.)
   (MBIA Ins.)

                                                    --------------                                    -------------- --------------
TOTAL                                                  $2,940,000                                        $2,868,788    $2,905,264
                                                    ==============                                    ============== ==============

                     See Notes to Portfolios on Page D - 28.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (FLORIDA TRUST)

STATEMENT OF CONDITION
AS OF FEBRUARY 29, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,520,901)(Note 1)......................                  $2,508,876
  Accrued interest receivable......................                      49,199
                                                                   -------------

              Total trust property.................                   2,558,075

LESS LIABILITIES:
  Advance from Trustee.............................   $   12,559
  Accrued expenses.................................        2,446         15,005
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,644 units of fractional undivided
    interest outstanding (Note 3)..................    2,508,883
  Undistributed net investment income..............       34,187
                                                    -------------
                                                                      $2,543,070
                                                                   =============
UNIT VALUE ($2,543,070/2,644 units)................                     $961.83
                                                                   =============

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (FLORIDA TRUST)

STATEMENTS OF OPERATIONS
 Year Ended

                                             February 29, Years Ended February 28,
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $149,677     $165,371     $175,710
  Trustee's fees and expenses...............      (4,099)      (3,580)      (5,464)
  Sponsors' fees............................      (1,088)      (1,093)      (1,146)
                                             -----------------------------------------
  Net investment income.....................     144,490      160,698      169,100
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................       8,093       16,643        7,758
  Unrealized appreciation (depreciation)
    of investments..........................    (248,338)      11,983      181,728
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................    (240,245)      28,626      189,486
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(95,755)    $189,324     $358,586
                                             =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (FLORIDA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended

                                               February 29, Years Ended February 28,
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  144,490   $  160,698   $  169,100
  Realized gain on securities sold
    or redeemed...............................       8,093       16,643        7,758
  Unrealized appreciation (depreciation)
    of investments............................    (248,338)      11,983      181,728
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     (95,755)     189,324      358,586
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (144,804)    (160,295)    (169,871)
  Principal...................................      (7,509)      (4,133)      (8,227)
                                               -----------------------------------------
  Total distributions.........................    (152,313)    (164,428)    (178,098)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  136, 199 and 228 units, respectively........    (141,119)    (211,192)    (233,680)
                                               -----------------------------------------
NET DECREASE IN NET ASSETS....................    (389,187)    (186,296)     (53,192)

NET ASSETS AT BEGINNING OF YEAR...............   2,932,257    3,118,553    3,171,745
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $2,543,070   $2,932,257   $3,118,553
                                               =========================================
PER UNIT:
  Income distributions during year............      $53.93       $54.33       $54.48
                                               =========================================
  Principal distributions during year.........       $2.84        $1.41        $2.70
                                               =========================================
  Net asset value at end of year..............     $961.83    $1,054.77    $1,046.85
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,644        2,780        2,979
                                               =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (FLORIDA TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,644 units at Date of Deposit..............    $2,667,028
      Less sales charge...................................       120,011
                                                           --------------
      Net amount applicable to Holders....................     2,547,017
      Redemptions of units - net cost of 606 units
        redeemed less redemption amounts..................       (38,946)
      Realized gain on securities sold or redeemed........        33,763
      Principal distributions.............................       (20,926)
      Net unrealized depreciation of investments..........       (12,025)
                                                           --------------

      Net capital applicable to Holders...................    $2,508,883
                                                           ==============

  4.  INCOME TAXES

      As of February 29, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $12,025, of which $19,796 related to depreciated securities and $7,771 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,520,901 at February 29, 2000.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF FEBRUARY 29, 2000

                                        Rating                                          Optional
    Portfolio No. and Title of             of            Face                           Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3)   Provisions(3)          Cost      Value(2)
            -------------               ---------        ------  ------ -------------   -------------          ----      --------
1  Dade County, Florida, Professional      AAA       $  180,000   6.000%   2022(5)      10/01/02         $  180,900    $  187,915
   Sports Franchise Facilities, Tax                                                     @ 101.500
   Revenue Bonds, Ser. 1992 B
   (Financial Guaranty Ins.)

 2 Florida Municipal Power Agency, Tri-    AAA          285,000   5.500    2019         10/01/03            271,847       272,483
   City Project, Refunding Revenue                                                      @ 100.000
   Bonds, Ser. 1992 (AMBAC Ins.)

 3 City of Hollywood, Florida, Water       AAA          375,000   5.600    2023         10/01/03            359,340       359,460
   and Sewer Revenue Refunding Bonds,                                                   @ 102.000
   Ser. 1993 (Financial Guaranty   Ins.)

 4 Miami Beach, FL, Health Facilities      AAA          340,000   6.250    2019         11/15/02            347,936       345,494
   Authority, Hospital Revenue                                                          @ 102.000
   Refunding Bonds, Ser. 1992 (Mount
   Sinai Medical Center Project),
   (FSAM Ins.)

 5 State of Florida, Orlando-Orange        AAA          500,000   5.250    2023         07/01/03            458,140       449,140
   Cnty. Expwy. Auth., Sr. Lien Rev.                                                    @ 102.000
   Rfdg. Bonds, Ser. 1993 (Financial
   Guaranty Ins.)

 6 Pinellas County, Florida, Health.       AAA          455,000   5.625    2023         11/15/03            437,528       432,964
   Facilities Authority, Hospital                                                       @ 102.000
   Revenue Bonds (Morton Plant Health
   System Proj.) Ser. 1993 (MBIA Ins.)

 7 City of West Palm Beach, Florida,       AAA          500,000   5.400    2023         10/01/02            465,210       461,420
   Utility System Revenue Bonds, Ser.                                                   @ 101.000
   1993 B (Financial Guaranty Ins.)

                                                    --------------                                    -------------- --------------
TOTAL                                                  $2,635,000                                        $2,520,901    $2,508,876
                                                    ==============                                    ============== ==============

                     See Notes to Portfolios on Page D - 28.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW JERSEY TRUST)

STATEMENT OF CONDITION
AS OF FEBRUARY 29, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,788,514)(Note 1)......................                  $2,777,196
  Receivable from security sold or redeemed........                      56,448
  Accrued interest receivable......................                      32,048
  Cash.............................................                       7,654
                                                                   -------------

              Total trust property.................                   2,873,346

LESS LIABILITIES:
  Redemptions payable..............................   $   55,634
  Accrued expenses.................................        2,649         58,283
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,986 units of fractional undivided
    interest outstanding (Note 3)..................    2,778,740
  Undistributed net investment income..............       36,323
                                                    -------------
                                                                      $2,815,063
                                                                   =============
UNIT VALUE ($2,815,063/2,986 units)................                     $942.75
                                                                   =============

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW JERSEY TRUST)

STATEMENTS OF OPERATIONS
 Year Ended

                                             February 29,  Years Ended February 28,
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $161,758     $167,224     $170,322
  Trustee's fees and expenses...............      (4,471)      (3,772)      (5,621)
  Sponsors' fees............................      (1,267)      (1,162)      (1,168)
                                             -----------------------------------------
  Net investment income.....................     156,020      162,290      163,533
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................       6,140        8,339        2,256
  Unrealized appreciation (depreciation)
    of investments..........................    (255,570)      27,683      187,019
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................    (249,430)      36,022      189,275
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(93,410)    $198,312     $352,808
                                             =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW JERSEY TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended

                                               February 29,  Years Ended February 28,
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  156,020   $  162,290   $  163,533
  Realized gain on securities sold
    or redeemed...............................       6,140        8,339        2,256
  Unrealized appreciation (depreciation)
    of investments............................    (255,570)      27,683      187,019
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     (93,410)     198,312      352,808
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (156,103)    (161,779)    (164,193)
  Principal...................................      (3,776)                   (4,297)
                                               -----------------------------------------
  Total distributions.........................    (159,879)    (161,779)    (168,490)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  97, 100 and 67 units, respectively..........     (92,122)    (102,932)     (66,688)
                                               -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........    (345,411)     (66,399)     117,630

NET ASSETS AT BEGINNING OF YEAR...............   3,160,474    3,226,873    3,109,243
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $2,815,063   $3,160,474   $3,226,873
                                               =========================================
PER UNIT:
  Income distributions during year............      $50.79       $50.96       $50.87
                                               =========================================
  Principal distributions during year.........       $1.24        $1.35
                                               =========================================
  Net asset value at end of year..............     $942.75    $1,025.13    $1,013.78
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,986        3,083        3,183
                                               =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW JERSEY TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,986 units at Date of Deposit..............    $2,924,597
      Less sales charge...................................       131,593
                                                           --------------
      Net amount applicable to Holders....................     2,793,004
      Redemptions of units - net cost of 264 units
        redeemed less redemption amounts..................       (11,608)
      Realized gain on securities sold or redeemed........        16,735
      Principal distributions.............................        (8,073)
      Net unrealized depreciation of investments..........       (11,318)
                                                           --------------

      Net capital applicable to Holders...................    $2,778,740
                                                           ==============

  4.  INCOME TAXES

      As of February 29, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $11,318, of which $46,621 related to depreciated securities and $35,303 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,788,514 at February 29, 2000.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF FEBRUARY 29, 2000

                                        Rating                                          Optional
    Portfolio No. and Title of             of            Face                           Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3)   Provisions(3)          Cost      Value(2)
            -------------               ---------        ------  ------ -------------   -------------          ----      --------
1  New Jersey Health Care Facilities       AAA       $  330,000   5.500%   2014         07/01/03         $  320,159    $  324,515
   Financing Authority, Revenue                                                         @ 102.000
   Bonds, The Mountainside Hospital
   Issue, Ser. 1993 (MBIA Ins.)

 2 New Jersey Health Care Facilities       AAA          500,000   5.200    2018         None                464,190       461,165
   Financing Authority, Revenue   Bonds,
   Allegany Health System (Our Lady
   of Lourdes Medical Center Issue)
   Ser. 1993 (MBIA Ins.)

 3 New Jersey Hlth. Care Fac. Fin.         AAA          410,000   5.500    2018(5)      07/01/04            394,039       424,986
   Auth. Rev. Bonds, Riverview Med.                                                     @ 102.000
   Ctr. Iss., Ser. 1994 (AMBAC Ins.)

 4 The Passaic Valley Wtr. Comm., NJ,      AAA          500,000   5.000    2022         12/15/03            450,755       433,260
   Wtr. Supply Sys. Rev. Rfdg. Bonds                                                    @ 102.000
   Ser. 1993 A (Financial Guaranty
   Ins.)

 5 The Port Auth. of New York and New      AAA          500,000   5.000    2022       01/15/04              451,045       433,850
   Jersey Cons. Bonds, Ninety-Second                                                   @ 101.000
   Ser. (MBIA Ins.)

 6 The Pollution Ctl. Fin. Auth. of        AAA          500,000   5.550    2033       11/01/03              476,930       470,870
   Salem Cnty., NJ, Poll. Ctl. Rev.                                                    @ 102.000
   Rfdg. Bonds, (Public Svc. Elec. &
   Gas Co. Proj.), Ser. 1993 C
   (MBIA Ins.)

 7 The Town of West New York,              AAA          250,000   5.125    2017       12/15/04              231,396       228,550
   Municipal Utilities Authority                                                      @ 102.000
   (Hudson County, New Jersey), Sewer
   Revenue Refunding Bonds, Ser. 1993
   (Financial Guaranty Ins.)

                                                    --------------                                    -------------- --------------
TOTAL                                                $2,990,000                                        $2,788,514    $2,777,196
                                                    ==============                                    ============== ==============

                     See Notes to Portfolios on Page D - 28.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW YORK TRUST)

STATEMENT OF CONDITION
AS OF FEBRUARY 29, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,073,250)(Note 1)......................                  $3,047,720
  Accrued interest receivable......................                      33,925
  Cash.............................................                      15,715
                                                                   -------------

              Total trust property.................                   3,097,360

LESS LIABILITY - Accrued expenses..................                       2,761
                                                                   -------------

NET ASSETS, REPRESENTED BY:
  3,205 units of fractional undivided
    interest outstanding (Note 3)..................   $3,052,485
  Undistributed net investment income..............       42,114
                                                    -------------
                                                                      $3,094,599
                                                                   =============
UNIT VALUE ($3,094,599/3,205 units)................                     $965.55
                                                                   =============

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW YORK TRUST)

STATEMENTS OF OPERATIONS
 Year Ended

                                             February 29,  Years Ended February 28,
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $185,595     $194,601     $195,500
  Trustee's fees and expenses...............      (4,704)      (4,067)      (5,889)
  Sponsors' fees............................      (1,357)      (1,280)      (1,260)
                                             -----------------------------------------
  Net investment income.....................     179,534      189,254      188,351
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................      14,995        4,650
  Unrealized appreciation (depreciation)
    of investments..........................    (285,546)      19,613      211,199
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................    (270,551)      24,263      211,199
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(91,017)    $213,517     $399,550
                                             =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW YORK TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended

                                               February 29,  Years Ended February 28,
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  179,534   $  189,254   $  188,351
  Realized gain on securities sold
    sold or redeemed..........................      14,995        4,650
  Unrealized appreciation (depreciation)
    of investments............................    (285,546)      19,613      211,199
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     (91,017)     213,517      399,550
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (179,503)    (188,802)    (189,036)
  Principal...................................      (5,998)      (4,048)
                                               -----------------------------------------
  Total distributions.........................    (185,501)    (192,850)    (189,036)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  255 and 40 units, respectively..............    (256,060)     (42,631)
                                               -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........    (532,578)     (21,964)     210,514

NET ASSETS AT BEGINNING OF YEAR...............   3,627,177    3,649,141    3,438,627
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $3,094,599   $3,627,177   $3,649,141
                                               =========================================
PER UNIT:
  Income distributions during year............      $53.92       $54.15       $54.01
                                               =========================================
  Principal distributions during year.........       $1.80        $1.17
                                               =========================================
  Net asset value at end of year..............     $965.55    $1,048.32    $1,042.61
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,205        3,460        3,500
                                               =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (NEW YORK TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,205 units at Date of Deposit..............    $3,224,943
      Less sales charge...................................       145,123
                                                           --------------
      Net amount applicable to Holders....................     3,079,820
      Redemptions of units - net cost of 295 units
        redeemed less redemption amounts..................       (11,404)
      Realized gain on securities sold or redeemed........        19,645
      Principal distributions.............................       (10,046)
      Net unrealized depreciation of investments..........       (25,530)
                                                           --------------

      Net capital applicable to Holders...................    $3,052,485
                                                           ==============

  4.  INCOME TAXES

      As of February 29, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $25,530 of which $16,897 related to appreciated securities and $42,427 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,073,250 at February 29, 2000.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF FEBRUARY 29, 2000

                                        Rating                                          Optional
    Portfolio No. and Title of             of            Face                           Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3)   Provisions(3)          Cost      Value(2)
            -------------               ---------        ------  ------ -------------   -------------          ----      --------
1  Town of Clifton, Park Water Auth.,      AAA       $  500,000   5.000%   2026         10/01/03         $  441,745    $  422,855
   NY, Wtr. Sys. Rev. Bonds, Ser. 1993                                                  @ 102.000
   A (Financial Guaranty Ins.)

 2 Metro Trans. Authority, NY,             AAA          350,000   5.500    2017         07/01/02            334,491       333,802
   Commuter Facility Revenue Bonds,                                                     @ 100.000
   Ser. 1992 A (MBIA Ins.)

 3 New York City, Health and Hospital      AAA          500,000   5.750    2022         02/15/03            489,765       478,380
   Corporation, Health System Bonds,                                                    @ 102.000
   Ser. 1993 A (AMBAC Ins.)

 4 New York City Municipal Water           AAA          500,000   5.750    2020         06/15/04            489,995       486,535
   Finance Authority Water and Sewer                                                    @ 101.500
   System Rev. Bonds, Fiscal Ser.
   1994 F (MBIA Ins.)

 5 Dormitory Auth. of the State of New     AAA          500,000   5.750    2022         07/01/02            486,340       481,710
   York, Ins. Rev. Bonds,  Upstate                                                      @ 102.000
   Cmnty. Colleges, Ser. 1992 A
   (Connie Lee Ins.)

 6 New York State Medical Care             AAA          295,000   5.800    2022(5)      02/15/03            290,941       307,838
   Facilities Finance Agency, Mental                                                    @ 102.000
   Health Services Facilities
   Improvement Revenue Bonds, Ser.
   1993 A (AMBAC Ins.)

 7 The Port Auth. of New York and New      AAA           55,000   5.250    2021         07/15/03             50,873        49,880
   Jersey Cons. Bonds, Eighty-Seventh                                                   @ 101.000
   Ser. (Financial Guaranty Ins.)

 8 County of Suffolk, Water Authority,     AAA          500,000   5.625    2016         06/01/02            489,100       486,720
   New York, Water Sys. Refunding                                                       @ 102.000
   Revenue Bonds, Ser. 1992 B
   (AMBAC Ins.)
                                                    --------------                                    -------------- --------------
TOTAL                                                  $3,200,000                                        $3,073,250    $3,047,720
                                                    ==============                                    ============== ==============

                     See Notes to Portfolios on Page D - 28.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (PENNSYLVANIA TRUST)

STATEMENT OF CONDITION
AS OF FEBRUARY 29, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,734,162)(Note 1)......................                  $2,739,644
  Receivable from security sold or redeemed........                      55,706
  Accrued interest receivable......................                      28,388
  Cash.............................................                      15,379
                                                                   -------------

              Total trust property.................                   2,839,117

LESS LIABILITIES:
  Redemptions payable..............................   $   54,893
  Accrued expenses.................................        2,600         57,493
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,894 units of fractional undivided
    interest outstanding (Note 3)..................    2,741,246
  Undistributed net investment income..............       40,378
                                                    -------------
                                                                      $2,781,624
                                                                   =============
UNIT VALUE ($2,781,624/2,894 units)................                     $961.17
                                                                   =============

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (PENNSYLVANIA TRUST)

STATEMENTS OF OPERATIONS
 Year Ended

                                             February 29,  Years Ended February 28,
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $164,187     $174,551     $182,093
  Trustee's fees and expenses...............      (5,074)      (3,773)      (5,639)
  Sponsors' fees............................      (1,231)      (1,167)      (1,170)
                                             -----------------------------------------
  Net investment income.....................     157,882      169,611      175,284
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................       3,176       17,050
  Unrealized appreciation (depreciation)
    of investments..........................    (254,231)        (567)     216,867
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................    (251,055)      16,483      216,867
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(93,173)    $186,094     $392,151
                                             =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (PENNSYLVANIA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended

                                               February 29,  Years Ended February 28,
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  157,882   $  169,611   $  175,284
  Realized gain on securities sold
    sold or redeemed..........................       3,176       17,050
  Unrealized appreciation (depreciation)
    of investments............................    (254,231)        (567)     216,867
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     (93,173)     186,094      392,151
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (157,997)    (168,681)    (175,209)
  Principal...................................      (2,213)      (6,105)
                                               -----------------------------------------
  Total distributions.........................    (160,210)    (174,786)    (175,209)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  57 and 299 units, respectively..............     (54,893)    (313,200)
                                               -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........    (308,276)    (301,892)     216,942

NET ASSETS AT BEGINNING OF YEAR...............   3,089,900    3,391,792    3,174,850
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $2,781,624   $3,089,900   $3,391,792
                                               =========================================
PER UNIT:
  Income distributions during year............      $53.54       $53.81       $53.91
                                               =========================================
  Principal distributions during year.........       $0.75        $1.96
                                               =========================================
  Net asset value at end of year..............     $961.17    $1,047.07    $1,043.63
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,894        2,951        3,250
                                               =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (PENNSYLVANIA TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,894 units at Date of Deposit..............    $2,878,911
      Less sales charge...................................       129,536
                                                           --------------
      Net amount applicable to Holders....................     2,749,375
      Redemptions of units - net cost of 356 units
        redeemed less redemption amounts..................       (25,519)
      Realized gain on securities sold or redeemed........        20,226
      Principal distributions.............................        (8,318)
      Net unrealized appreciation of investments..........         5,482
                                                           --------------

      Net capital applicable to Holders...................    $2,741,246
                                                           ==============

  4.  INCOME TAXES

      As of February 29, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $5,482, of which $39,147 related to appreciated securities and $33,665 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,734,162 at February 29, 2000.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56

PORTFOLIO OF THE PENNSYLVANIA TRUST (INSURED)
AS OF FEBRUARY 29, 2000

                                        Rating                                          Optional
    Portfolio No. and Title of             of            Face                           Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3)   Provisions(3)          Cost      Value(2)
            -------------               ---------        ------  ------ -------------   -------------          ----      --------
1  Armstrong Cnty. Hosp. Auth., Hosp.      AAA       $  500,000   6.250%   2013         06/01/02         $  513,225    $  517,065
   Rev. Bonds (St. Francis Med. Ctr.                                                    @ 102.000
   Proj.), Ser. 1992 A (AMBAC Ins.)

 2 Dauphin County General Authority        AAA          500,000   5.500    2023         07/01/03            468,920       457,080
   Hospital Revenue Bonds, HAPSCO                                                       @ 102.000
   Group, Inc. Tax - Exempt Loan
   Program (The Western Pennsylvania
   Hospital Project), Ser. 1993 A
   (MBIA Ins.)

 3 Delaware County Authority, (Cmmnwlth.   AAA          500,000   5.300    2020         12/15/03            456,710       448,080
   of PA) Hospital Revenue Bonds (Croser                                                @ 102.000
   -Chester Medical Center) Ser. 1994
   (MBIA Ins.)

 4 Lehigh County, Industrial Development   AAA          455,000   5.500    2027         02/15/04            425,557       412,362
   Authority, Pennsylvania, Pollution                                                   @ 102.000
   Control Revenue Refunding Bonds Ser.
   1994 A (PA Power and Light Company
   Project) (MBIA Ins.)

 5 Pennsylvania Intergovernmental Coop.    AAA          395,000   5.625    2023(5)      06/15/03            377,265       404,354
   Auth., Spec. Tax Rev. Bonds (City of                                                 @ 100.000
   Philadelphia Funding Prog.), Ser.
   1993 (MBIA Ins.)

 6 Pennsylvania Higher Educl. Fac. Auth.,  AAA          500,000   5.250    2018         07/15/03            452,285       460,120
   Rev. Bonds (Widener Univ.), Ser. 1993                                                @ 102.000
   A (Connie Lee Ins.)

 7 Public Parking Authority of Pittsburgh  AAA           40,000   5.875    2012         12/01/02             40,200        40,583
   PA, Parking System Revenue Bonds, Ser.                                               @ 102.000
   1992 A (Financial Guaranty Ins.)
                                                    --------------                                    -------------- --------------

TOTAL                                                $2,890,000                                          $2,734,162    $2,739,644
                                                    ==============                                    ============== ==============

                     See Notes to Portfolios on Page D - 28.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 56 (CALIFORNIA, FLORIDA, NEW JERSEY, NEW YORK AND PENNSYLVANIA TRUSTS)

NOTES TO PORTFOLIOS
AS OF FEBRUARY 29, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds they mature).

   (5) Bonds with aggregate face amounts of $345,000, $180,000, $410,000, $295,000, and $395,000 for the California, Florida, New Jersey, New York and Pennsylvania Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--56
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-51981) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14757--5/00